SHARE-BASED COMPENSATION - Share options activities (Details) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Share-based compensation
Share-based compensation expenses | ¥	¥ 1,538,287		¥ 2,252,589		¥ 2,955,590
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of options Outstanding beginning | shares	138,381,390	138,381,390	38,423,170	38,423,170	24,551,710	24,551,710
Granted (in shares) | shares	20,341,532	20,341,532	107,975,010	107,975,010	114,844,455	114,844,455
Exercised (in shares) | shares	(57,076,970)	(57,076,970)	0	0	(95,193,795)	(95,193,795)
Forfeited (in shares) | shares	(8,913,268)	(8,913,268)	(8,016,790)	(8,016,790)	(5,779,200)	(5,779,200)
Number of options Outstanding ending | shares	92,732,684	92,732,684	138,381,390	138,381,390	38,423,170	38,423,170	24,551,710
Vested and exercisable (in shares) | shares		10,816,028		42,486,004		0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, outstanding beginning		$ 0.00002		$ 0.00002		$ 0.00002
Weighted Average Exercise Price, granted		0.00002		0.00002		0.00002
Weighted Average Exercise Price, exercised		0.00002		0.00002		0.00002
Weighted Average Exercise Price, forfeited		0.00002		0.00002		0.00002
Weighted Average Exercise Price, outstanding ending		0.00002		0.00002		0.00002	$ 0.00002
Weighted Average Exercise Price, Vested and exercisable		$ 0.00002		$ 0.00002		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Life outstanding	8 years 1 month 9 days	8 years 1 month 9 days	8 years 3 months 14 days	8 years 3 months 14 days	8 years 1 month 13 days	8 years 1 month 13 days	8 years 7 months 24 days
Weighted Average Remaining Contractual Life vested and exercisable	6 years 11 months 15 days	6 years 11 months 15 days	8 years 3 months 14 days	8 years 3 months 14 days	0 years	0 years
Aggregate Intrinsic Value, Outstanding | $		$ 621,926,000		$ 2,838,661,000		$ 144,869,000	$ 74,499,000
Aggregate Intrinsic Value, Vested and exercisable | $		$ 72,539,000		$ 871,529,000		$ 0
Weighted average grant date fair value		$ 15.65		$ 6.63		$ 3.68
Aggregate intrinsic value of share options exercised | $		$ 788,000,000		$ 0		$ 359,000,000
Employee Stock Option [Member]
Share-based compensation
Share-based compensation expenses | ¥	¥ 1,504,025		¥ 2,252,589		¥ 2,523,105